UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2015

Date of reporting period:	February 28, 2015

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
2/28/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.5%)(a)
	Rating(RAT)	Principal amount	Value

California (1.0%)

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (5/1/15) (Republic Svcs., Inc.), Ser. A, 0.4s, 8/1/23	BBB+	$2,000,000	$2,000,020

			2,000,020
Delaware (0.5%)

DE River & Bay Auth. Rev. Bonds, Ser. A, 5s, 1/1/42	A1	1,000,000	1,120,010

			1,120,010
Guam (1.7%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,125,000	1,264,365

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,132,940

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	450,000	506,889

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	500,000	561,340

			3,465,534
Massachusetts (0.3%)

MA State Clean Wtr. Trust Rev. Bonds (Revolving Fund-Green Bond), 5s, 2/1/34	Aaa	500,000	586,615

			586,615
Mississippi (0.6%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. C, 0.01s, 12/1/30	VMIG1	1,200,000	1,200,000

			1,200,000
New Jersey (84.0%)

Bayonne, G.O. Bonds, AGM
5s, 7/15/25 (Prerefunded 7/15/15)	Aa3	1,660,000	1,689,150
5s, 7/15/25	Aa3	199,000	202,339

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,491,166

Camden Cnty., Impt. Auth. Hlth. Care Rev. Bonds (Cooper Hlth. Syst. Oblig. Group), 5s, 2/15/35	Baa2	250,000	278,995

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	Aa2	1,290,000	1,704,090
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa2	1,000,000	1,198,290
AMBAC, 5s, 12/15/23	Aa2	2,000,000	2,232,260

Freehold, Regl. High School Dist. G.O. Bonds, FGIC, NATL, 5s, 3/1/19	AA+	1,500,000	1,716,465

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5 3/4s, 11/1/28	AAA	2,000,000	2,538,160
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	4,701,960

Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	Aa2	2,310,000	2,567,542
5s, 4/1/23	Aa2	500,000	558,475

Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5 3/8s, 10/1/21	AA	1,720,000	2,080,667

Irvington Twp., G.O. Bonds, Ser. A, AGM, 5s, 7/15/31	AA	500,000	559,420

Middletown Twp., Board of Ed. G.O. Bonds, 5s, 8/1/27	AA	1,500,000	1,754,715

Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aaa	1,150,000	1,269,416

New Brunswick, Pkg. Auth. Rev. Bonds (City Gtd. Pkg.)
5s, 9/1/30	A+	250,000	285,125
5s, 9/1/29	A+	250,000	287,483

NJ Env. Infrastructure Trust Rev. Bonds, Ser. B, 5s, 9/1/30	Aaa	1,445,000	1,642,604

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5s, 7/1/32	A1	1,250,000	1,416,775

NJ State G.O. Bonds, 5s, 6/1/27 (Prerefunded 6/1/17)	A1	1,500,000	1,647,795

NJ State Econ. Dev. Auth. Rev. Bonds
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	779,400
(Ashland School, Inc.), 6s, 10/1/33	BBB	1,000,000	1,156,510
(Paterson Charter School Science & Tech.), Ser. A, 6s, 7/1/32	BB+	800,000	826,208
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	1,550,000	1,758,940
(School Fac. Construction), Ser. N-1, AMBAC, 5 1/2s, 9/1/24	A2	1,500,000	1,788,615
(Lions Gate), 5 1/4s, 1/1/44	BB-/P	200,000	206,980
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A2	1,500,000	1,641,510
(School Fac. Construction), Ser. Y, 5s, 9/1/33	A2	500,000	542,420
(School Fac.), Ser. U, AGM, 5s, 9/1/32	AA	1,000,000	1,058,780
(Paterson Charter School), Ser. C, 5s, 7/1/32	BB+	1,125,000	1,057,804
(Seeing Eye, Inc.), 5s, 6/1/32	A	2,015,000	2,274,069
(NYNJ Link Borrower, LLC), AGM, 5s, 1/1/31	AA	1,150,000	1,278,099
(School Fac. Construction), Ser. P, 5s, 9/1/30 (Prerefunded 9/1/15)	A2	2,040,000	2,088,409
(United Methodist Homes), Ser. A, 5s, 7/1/29	BBB-/F	500,000	557,945
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	AA-	1,000,000	1,010,400
(School Fac. Construction), Ser. II, 5s, 3/1/27	A2	2,000,000	2,187,220
5s, 6/15/26	Baa1	2,000,000	2,237,580
(Middlesex Wtr. Co., Inc.), Ser. A, 5s, 10/1/23	A	1,500,000	1,790,340
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/23 (Prerefunded 3/1/15)	AA	2,000,000	2,000,000

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A, 4 3/4s, 6/15/32	Baa3	1,000,000	1,045,620

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	203,622

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,500,000	4,013,905
Ser. B, 5.6s, 11/1/34	A1	500,000	561,170
Ser. D, 4 7/8s, 11/1/29	A1	700,000	754,201

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, 7 1/2s, 12/1/32 (Prerefunded 6/1/19)	AAA/P	500,000	630,825
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,000,000	1,002,710
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A2	1,635,000	1,833,309
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB/F	1,000,000	1,001,520
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A1	500,000	547,780
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa2	1,000,000	1,072,740
(Ramapo College of NJ), Ser. B, 5s, 7/1/37	A2	820,000	908,322
(Rider U.), Ser. A, 5s, 7/1/37	BBB+	500,000	552,950
(Rider U.), Ser. A, 5s, 7/1/32	BBB+	1,200,000	1,335,816
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	A2	1,000,000	1,088,940
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	A1	2,000,000	2,211,760
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa2	1,000,000	1,066,150
(College of NJ), Ser. D, AGM, 5s, 7/1/26	AA	1,000,000	1,108,620
(Princeton U.), Ser. A, 5s, 7/1/26	Aaa	2,000,000	2,479,240
(College of NJ), Ser. D, AGM, 5s, 7/1/25	AA	1,500,000	1,664,985
(Kean U.), Ser. A, 5s, 9/1/24	A2	1,500,000	1,699,290

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan)
Ser. A, 5 5/8s, 6/1/30	AA	1,750,000	1,934,538
Ser. 2, 5s, 12/1/26	Aa3	750,000	817,388
Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,846,725
Ser. A, 5s, 6/1/18	AA	2,000,000	2,210,580

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6 3/4s, 7/1/19 (Escrowed to maturity)	AA	5,000,000	5,712,700
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	1,000,000	1,123,630
(AHS Hosp. Corp.), 6s, 7/1/41	A1	2,500,000	3,025,125
(Chilton Memorial Hosp.), 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	AAA/P	2,000,000	2,386,120
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	1,500,000	1,571,820
(Barnabas Hlth.), Ser. A, 5 5/8s, 7/1/32	A3	2,000,000	2,334,180
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/36	Baa3	600,000	607,218
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/30	Baa3	900,000	911,664
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	AA	1,000,000	1,092,560
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	A3	1,425,000	1,567,742
(South Jersey Hosp., Inc.), 5s, 7/1/46	A2	2,980,000	3,071,277
(South Jersey Hosp., Inc.), U.S. Govt. Coll., 5s, 7/1/46 (Prerefunded 7/1/16)	AAA/P	75,000	79,658
(Hunterdon Med. Ctr.), 5s, 7/1/45	A-	1,000,000	1,107,510
(Barnabas Hlth. Oblig. Group), 5s, 7/1/44	A3	1,000,000	1,117,580
(Robert Wood Johnson U. Hosp.), Ser. A, 5s, 7/1/39	A2	1,000,000	1,115,890
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,547,535

(St. Lukes Warren Hosp.), 5s, 8/15/31	A3	1,000,000	1,113,500
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36 (Prerefunded 7/1/16)	A-	1,710,000	1,816,191
(Hackensack U. Med. Ctr.), 5s, 1/1/34	A3	750,000	818,295
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	A2	1,000,000	1,109,570
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	500,000	554,650
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,579,980
(Holy Name Med. Ctr.), 5s, 7/1/25	Baa2	1,000,000	1,094,620
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A1	1,555,000	1,691,933
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	405,064
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A1	1,500,000	1,632,090

NJ State Hlth. Care Fac. Fin. Auth. VRDN
(Virtua Hlth.), Ser. C, 0.02s, 7/1/43	A-1	2,665,000	2,665,000
(Compensation Program), Ser. A-4, 0.01s, 7/1/27	VMIG1	1,265,000	1,265,000

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	AA	355,000	369,587
Ser. A, 4.2s, 11/1/32	AA-	1,000,000	1,026,260

NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Escrowed to maturity)	AA-	190,000	199,878
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,218,660
Ser. A, 5s, 1/1/33	A+	1,000,000	1,148,440
Ser. F, 5s, 1/1/26	A+	565,000	663,050
Ser. A, 5s, 1/1/24	A+	1,000,000	1,180,290

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 5 7/8s, 12/15/38	A2	1,350,000	1,539,513
(Trans. Syst.), Ser. B, 5 1/4s, 6/15/36	A2	1,000,000	1,091,370
(Trans. Syst.), Ser. D, 5 1/4s, 12/15/23	A2	2,000,000	2,324,900
(Trans. Syst.), Ser. A, AGM, AMBAC, 5s, 12/15/32	AA	2,500,000	2,673,750
(Trans. Syst.), Ser. A, AMBAC, 5s, 12/15/27	A2	2,475,000	2,694,434
(Trans. Program), Ser. AA, 5s, 6/15/20	A2	1,000,000	1,138,840
(Trans. Syst.), Ser. A, zero %, 12/15/33	A2	5,000,000	2,059,150
(Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A2	2,400,000	1,641,768

North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	630,617
zero %, 12/15/26	Aa3	1,000,000	659,120

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A-	2,000,000	2,201,080

Northern Burlington Cnty., Regl. School Dist. G.O. Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa3	1,130,000	1,220,829

Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL, 5 1/4s, 1/1/22	Aaa	2,000,000	2,429,760

Rutgers State U. Rev. Bonds, Ser. F, 5s, 5/1/30	Aa3	1,000,000	1,132,350

Salem Cnty., Poll Control Fin. Auth. Rev. Bonds (Chambers Cogeneration LP), Ser. A, 5s, 12/1/23	BBB	350,000	398,724

Sussex Cnty., Muni. Util. Auth. Rev. Bonds (Waste Wtr. Fac.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	868,725

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5s, 6/1/41	B2	2,000,000	1,553,880
Ser. 1A, 4 3/4s, 6/1/34	B2	1,500,000	1,157,835
zero %, 6/1/41	A-	5,000,000	1,228,850

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,500,000	1,634,715

Woodbridge Twp., Board of Ed. G.O. Bonds, 4 1/2s, 7/15/26	Aa2	1,000,000	1,148,220

			175,009,524
New York (5.4%)

NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	Aa2	2,445,000	2,824,513

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. AA, 5s, 6/15/34	AA+	750,000	855,053

Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s, 6/1/94	Aa3	5,000,000	6,023,996

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,180,800

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	380,000	380,087

			11,264,449
Pennsylvania (1.7%)

Beaver Cnty., Indl. Dev. Auth. Mandatory Put Bonds (6/01/20) (FirstEnergy Nuclear Generation, LLC), Ser. B, 3 1/2s, 12/1/35	Baa3	700,000	727,181

Delaware River Port Auth. PA & NJ Rev. Bonds
5s, 1/1/28	A	1,500,000	1,756,395
(Port Dist.), 5s, 1/1/18	BBB	1,000,000	1,108,470

			3,592,046
Puerto Rico (1.9%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	B	1,490,000	1,303,094
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	AA-	1,000,000	1,066,300

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	B	225,000	153,288
Ser. A, 5 3/8s, 8/1/39	B	1,215,000	794,318
Ser. C, 5 3/8s, 8/1/36	B	365,000	248,211
Ser. C, 5 1/4s, 8/1/41	B	565,000	366,549
Ser. C, 5 1/4s, 8/1/40	B	450,000	329,747

			4,261,507
Texas (0.6%)

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.04s, 12/1/24	A-1+	1,200,000	1,200,000

			1,200,000
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	508,325
Ser. A-1, 5s, 10/1/39	Baa2	525,000	554,421
Ser. A, 5s, 10/1/25	Baa2	450,000	505,949

			1,568,695
TOTAL INVESTMENTS

Total investments (cost $186,811,082)(b)			$205,268,400

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2014 through February 28, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $208,461,543.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $186,708,242, resulting in gross unrealized appreciation and depreciation of $19,286,181 and $726,023, respectively, or net unrealized appreciation of $18,560,158.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	18.1%
	State debt	12.4
	Education	12.1
	Local debt	11.2
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	13.5%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$205,268,400	$—

Totals by level	$—	$205,268,400	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 28, 2015